GENERAL INFORMATION	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

Artificial Intelligence Technology Solutions Inc. (“AITX” or the “Company”) was incorporated in Florida on March 25, 2010 and reincorporated in Nevada on February 17, 2015. On August 24, 2018, Artificial Intelligence Technology Solutions Inc., changed its name from On the Move Systems Corp (“OMVS”).

Robotic Assistance Devices, LLC (“RAD”), was incorporated in the State of Nevada on July 26, 2016 as a Limited Liability Company. On July 25, 2017, Robotic Assistance Devices LLC converted to a C Corporation, Robotic Assistance Devices, Inc., through the issuance of 10,000 common shares to its sole shareholder.

On August 28, 2017, AITX completed the acquisition of RAD (the “Acquisition”), whereby AITX acquired all the ownership and equity interest in RAD for 3,350,000 shares of AITX Series E Preferred Stock and 2,450 shares of Series F Convertible Preferred Stock. AITX’s prior business focus was transportation services, and was exploring the on-demand logistics market by developing a network of logistics partnerships. As a result of the closing of the Acquisition, AITX has succeeded to the business of RAD, and AITX’s business going forward will consist of one segment activity, which is the delivery of artificial intelligence and robotic solutions for operational, security and monitoring needs.

The Acquisition was treated as a reverse recapitalization effected by a share exchange for financial accounting and reporting purposes since substantially all of AITX’s operations were disposed of as part of the consummation of the transaction. Therefore, no goodwill or other intangible assets were recorded by AITX as a result of the Acquisition. RAD is treated as the accounting acquirer as its stockholders control the Company after the Acquisition, even though AITX was the legal acquirer. As a result, the assets and liabilities and the historical operations that are reflected in these financial statements are those of RAD as if RAD had always been the reporting company.

1. GENERAL INFORMATION AND GOING CONCERN

Artificial Intelligence Technology Solutions Inc. (formerly known as On the Move Systems Corp.) (“AITX” or the “Company”) was incorporated in Florida on March 25, 2010 and reincorporated in Nevada on February 17, 2015. On August 24, 2018, Artificial Intelligence Technology Solutions Inc., changed its name from On the Move Systems Corp (“OMVS”).

Robotic Assistance Devices, LLC (“RAD”), was incorporated in the State of Nevada on July 26, 2016 as a LLC. On July 25, 2017, Robotic Assistance Devices LLC converted to a C Corporation, Robotic Assistance Devices, Inc. through the issuance of 10,000 common shares to its sole shareholder.

On August 28, 2017, AITX completed the acquisition of RAD (the “Acquisition”), whereby AITX acquired all the ownership and equity interest in RAD for 3,350,000 shares of AITX Series E Preferred Stock and 2,450 shares of Series F Convertible Preferred Stock. AITX’s prior business focus was transportation services, and AITX was exploring the on-demand logistics market by developing a network of logistics partnerships. As a result of the closing of the Acquisition, AITX has succeeded to the business of RAD, in which AITX purchased all of the outstanding shares of capital stock of RAD. As a result, AITX’s business going forward will consist of one segment activity which is the delivery of artificial intelligence and robotic solutions for operational, security and monitoring needs.

The Acquisition was treated as a reverse recapitalization effected by a share exchange for financial accounting and reporting purposes since substantially all of AITX’s operations were disposed of as part of the consummation of the transaction. Therefore, no goodwill or other intangible assets were recorded by AITX as a result of the Acquisition. RAD is treated as the accounting acquirer as its stockholders control the Company after the Acquisition, even though AITX was the legal acquirer. As a result, the assets and liabilities and the historical operations that are reflected in these financial statements are those of RAD as if RAD had always been the reporting company.

GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

For the year ended February 28, 2026, the Company had negative cash flow from operating activities of $9,344,534. As of February 28, 2026 the Company has an accumulated deficit of $171,121,742 and negative working capital of $17,017,745. Management does not anticipate having positive cash flow from operations in the near future. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance of these financial statements.

The Company does not have the resources at this time to repay all its credit and debt obligations, make any payments in the form of dividends to its shareholders or fully implement its business plan. Without additional capital, the Company will not be able to remain in business. At the same time management points to its successful history with maintaining Company operations and reminds all with reasonable confidence this will continue. Management has plans to address the Company’s financial situation as follows:

Management is committed to raise funds either through convertible debt or equity financing.. There is no assurance that these funds will be able to be raised nor can we provide assurance that these possible raises may not have dilutive effects. In May 2026, the Company entered into an equity financing agreement whereby an investor will purchase up to $10,000,000 of the Company’s common stock at a discount over a three-year period. There remains approximately $10 million left to issue under this arrangement. Management believes that it has the necessary support to continue operations by continuing its funding methods in the following ways : growing revenues ,through equity proceeds, and issuing debt.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS